Summary of Long-Lived Assets by Geographical Areas (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Real estate properties under development	[1]	$ 37,779	$ 35,298
Property, plant and equipment	[1]	3,735	3,586
Long lived assets		41,514	38,884
PRC (excluding Hong Kong)
Segment Reporting Information [Line Items]
Real estate properties under development		37,779	35,298
Property, plant and equipment		507	129
Hong Kong
Segment Reporting Information [Line Items]
Property, plant and equipment		$ 3,228	$ 3,457

[1]	Certain comparative amounts have been reclassified to conform with the current period's presentation and disclosure.